CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Total revenues	$ 86	$ 202	$ 570	$ 501
Operating expenses:
Research and development	817	6,124	19,237	30,946
General and administrative	3,085	3,275	11,082	13,192
Total operating expenses	3,902	9,399	30,319	44,138
Operating loss	(3,816)	(9,197)	(29,749)	(43,637)
Other income, net	231	594	3,017	3,834
Loss from continuing operations before income taxes	(3,585)	(8,603)	(26,732)	(39,803)
Income tax expense	0	0	4	4
Loss from continuing operations	(3,585)	(8,603)	(26,736)	(39,807)
Loss from discontinued operations, net of income taxes	0	(8)	253	(27)
Net loss	$ (3,585)	$ (8,611)	$ (26,483)	$ (39,834)
Loss per share from continuing operations, basic (in dollars per share)	$ (0.08)	$ (0.2)	$ (0.63)	$ (0.93)
Loss per share from continuing operations, diluted (in dollars per share)	(0.08)	(0.2)	(0.63)	(0.93)
Loss per share from discontinued operations, basic (in dollars per share)	0	0	0.01	0
Loss per share from discontinued operations, diluted (in dollars per share)	0	0	0.01	0
Loss per share, basic (in dollars per share)	(0.08)	(0.2)	(0.62)	(0.93)
Loss per share, diluted (in dollars per share)	$ (0.08)	$ (0.2)	$ (0.62)	$ (0.93)
Weighted average shares outstanding - basic (in shares)	42,768	42,673	42,768,000	42,589,000
Weighted average shares outstanding - diluted (in shares)	42,768	42,673	42,768,000	42,589,000
Other comprehensive loss:
Unrealized losses on marketable securities, net of tax of $0	$ (2)	$ (20)	$ (18)	$ (6)
Total other comprehensive loss	(2)	(20)	(18)	(6)
Comprehensive loss	$ (3,587)	$ (8,631)	$ (26,501)	$ (39,840)